Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Continuing Operations [Member]
Schedule of Property and Equipment

Property and equipment from continuing operations were as follows at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Leasehold improvements	-	-
Furniture & fixtures	-	-
	-	-
Less accumulated depreciation and amortization	-	-
Net property and equipment	$-	$-

Discontinued Operations [Member]
Schedule of Property and Equipment

Property and equipment from discontinued operations were as follows at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Leasehold improvements	$4,262	$4,262
Furniture & fixtures	18,830	29,902
Equipment	-	-
	23,092	118,083
Less accumulated depreciation and amortization	8,823	10,422
Net property and equipment	$14,199	$107,661